Other Long-Term Liabilities (Citadel) (Citadel Broadcasting Corp. [Member])	6 Months Ended
Jun. 30, 2011
Citadel Broadcasting Corp. [Member]
Other Long-Term Liabilities

6. Other Long-Term Liabilities

Amounts that the Company's national representation firm paid to settle the Predecessor's then-remaining obligations under contracts with previous national representation firms that were cancelled in connection with the replacement of the prior firms represented a deferred obligation of the Predecessor. Additionally, the guaranteed minimum amount of national sales for a period specified in the underlying contract with the Predecessor's national representation firm was not attained, which also resulted in a deferred liability of the Predecessor. The deferred obligation remaining as of the Fresh-Start Date was determined to approximate fair value. The deferred amount is being amortized over the term of the underlying agreement as a reduction to national commission expense, which is included in cost of revenue.

As a result of applying fresh-start reporting, the Company also recognized certain unfavorable leases and contracts, which resulted from agreements with rates in excess of market value rates as of the Fresh-Start Date. These amounts are being amortized on a straight-line basis over the terms of the underlying contracts as a component of cost of revenue or selling, general and administrative expenses as appropriate. In addition, the Company's liability under the SERP was initially recorded at its estimated fair value as of the Fresh-Start Date. Expense amounts related to the liability are being amortized over the applicable service period as a component of non-cash compensation expense and were $0.3 million and $0.6 million during the three and six months ended June 30, 2011. The Company evaluates the estimated fair value of the SERP liability as of each reporting date to determine if any significant changes have occurred in the underlying assumptions. Any change in the fair value is recognized in the statement of operations at the time of adjustment.